Trade and Other Receivables - Schedule of Trade Receivables Not Past Due and Accrued Income (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Trade and Other Receivables [line items]
Accrued income	£ 777	£ 955	£ 1,072
Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	1,251	1,184	1,152
BT Consumer [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	86	90	83
BT Consumer [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	157	128	138
EE [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	122	170	312
EE [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	206	335	267
Business and Public Sector [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	134	151	146
Business and Public Sector [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	253	200	115
Global Services [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	222	297	351
Global Services [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	477	444	555
Wholesale and Ventures [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	145	167	99
Wholesale and Ventures [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	92	75	76
Openreach [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	67	78	79
Openreach [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	61	1	1
Other [Member]
Disclosure of Trade and Other Receivables [line items]
Accrued income	1	2	£ 2
Other [Member] | Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade Receivables Not Past Due	£ 5	£ 1